Fair Value Measurements (Details) - Schedule of financial assets that are measured at fair value - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Money Market Fund	$ 231,047,192	$ 230,003,947	$ 230,007,668
Liabilities:
Derivative warrant liabilities – Public Warrants	1,266,670	4,523,330
Derivative warrant liabilities – Private Warrants
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Money Market Fund
Liabilities:
Derivative warrant liabilities – Public Warrants			11,883,330
Derivative warrant liabilities – Private Warrants	$ 733,330	$ 2,900,000	$ 7,733,330